Shareholder Report, Average Annual Return (Details)	12 Months Ended	19 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
C000241225
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund (Based on Net Asset Value)
Without Sales Load [Member] | C000241225
Average Annual Return [Line Items]
Average Annual Return, Percent	15.77%	18.41%
T. Rowe Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory Benchmark
Average Annual Return, Percent	23.81%	22.32%
T. Rowe Index: Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategy Benchmark
Average Annual Return, Percent	12.00%	14.19%